Derivative Contracts	6 Months Ended
Jun. 30, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Contracts	Derivative Contracts
The following table summarizes information on the location and amounts of derivative fair values on the consolidated balance sheet as at June 30, 2023 and December 31, 2022:

		As at June 30, 2023		As at December 31, 2022
Derivatives Not Designated as Hedging Instruments Under ASC 815	Balance Sheet Location	Notional Amount	Fair Value	Notional Amount	Fair Value
		($ in millions)		($ in millions)
Foreign Exchange Contracts (1)	Derivative assets	$670.6	$7.2	$945.8	$41.9
Foreign Exchange Contracts	Derivative liabilities	$1,213.4	$(13.4)	$729.5	$(3.2)
Loss Portfolio Transfer Liability - Embedded Derivative (2)	Derivative liabilities	—	$(23.4)	—	(31.7)
 ______________
(1)Fair value is net of $2.7 million of cash collateral (December 31, 2022 — $3.7 million).
(2)    The LPT contains an embedded derivative within the contract in relation to the variable interest crediting rate.

		As at June 30, 2023		As at December 31, 2022
Derivatives Designated as Hedging Instruments Under ASC 815	Balance Sheet Location	Notional Amount	Fair Value	Notional Amount	Fair Value
		($ in millions)		($ in millions)
Foreign Exchange Contracts	Derivative assets	$54.7	$10.0	$109.7	$14.3

The following table provides the unrealized and realized gains/(losses) recorded in the consolidated statements of operations and other comprehensive income for derivatives that are not designated or designated as hedging instruments under ASC 815 — “Derivatives and Hedging” for the six months ended June 30, 2023 and 2022:

		For the Six Months Ended
	Location of Gain/(Loss) Recognized on Derivatives	June 30, 2023	June 30, 2022
Derivatives not designated as hedges		($ in millions)
Foreign Exchange Contracts	Change in Fair Value of Derivatives	19.6	(84.9)

Derivatives designated as hedges
Foreign Exchange Contracts	General, administrative and corporate expenses in consolidated statement of operations	(3.7)	2.8
Foreign Exchange Contracts	Net change from current period hedged transactions in other comprehensive income	(4.3)	(6.4)
Foreign Exchange Contracts. The Company uses foreign exchange contracts to manage foreign currency risk associated with our operating expenses but also foreign exchange risk associated with net assets or liabilities in currencies other than the U.S. dollar. A foreign exchange contract involves an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Foreign exchange contracts will not eliminate fluctuations in the value of the Company’s assets and liabilities denominated in foreign currencies but rather allow it to establish a rate of exchange for a future point in time.
As at June 30, 2023, the Company held foreign exchange contracts that were not designated as hedges under ASC 815 with an aggregate nominal amount of $1,884.0 million (December 31, 2022 — $1,675.3 million). The foreign exchange contracts are recorded as derivative assets or derivative liabilities in the consolidated balance sheet with changes recorded as a change in fair value of derivatives in the consolidated statement of operations. For the six months ended June 30, 2023, the impact of foreign exchange contracts on net income was a gain of $19.6 million (June 30, 2022 — loss of $84.9 million).
As at June 30, 2023, the Company held foreign exchange contracts that were designated as hedges under ASC 815 with an aggregate notional amount of $54.7 million (December 31, 2022 — $109.7 million). The foreign exchange contracts are recorded as derivative assets in the consolidated balance sheet with the effective portion recorded in other comprehensive income and the ineffective portion recorded as a change in fair value of derivatives in the consolidated statement of operations.
The contracts are effective and therefore the movement in other comprehensive income representing the effective portion for the six months ended June 30, 2023 was a loss of $4.3 million (June 30, 2022 — loss of $6.4 million).
As the foreign exchange contracts settle, the realized gain or loss is reclassified from other comprehensive income into general, administration and corporate expenses of the consolidated statement of operations. For the six months ended June 30, 2023, the amount recognized within general, administration and corporate expenses for settled foreign exchange contracts was a realized loss of $3.7 million (June 30, 2022 — gain of $2.8 million).
Embedded derivative on loss portfolio contract. The loss portfolio transfer contract includes a funds withheld arrangement that provides returns to the reinsurer based on Aspen’s investment performance, guaranteeing a minimum of 1.75% return. Such funds withheld arrangements are examples of embedded derivatives and therefore this instrument is accounted for as an option-based derivative. For the six months ended June 30, 2023, the amount recognized as a change in fair value of derivatives in the consolidated statement of operations is $8.3 million (June 30, 2022 — $Nil).